Cost Reduction Actions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Cost Reduction Actions
Beginning Balance	$ 11.8	$ 36.9
Charges	45.2	19.0
Cash Payments	(35.6)	(39.1)
Non-cash Settlement	(7.0)	(2.6)
Currency translation	0.3	(2.4)
Ending Balance	14.7	11.8
Prior Restructuring Actions [Member]
Cost Reduction Actions
Beginning Balance	0.1	2.4
Charges	0.1	(0.2)
Cash Payments	(0.2)	(2.1)
Ending Balance	0	0.1
Q4 2008-Q2 2010 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	2.4	33.0
Charges	(2.1)	5.5
Cash Payments	(1.0)	(33.6)
Currency translation	0.7	(2.5)
Ending Balance	0	2.4
Q4 2008-Q2 2010 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	0.6	1.5
Cash Payments	(0.6)	(0.9)
Ending Balance	0	0.6
Q4 2008-Q2 2010 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance		0
Charges		1.2
Non-cash Settlement		(1.2)
Ending Balance		0
Q3 2010-Q4 2010 [Member]
Cost Reduction Actions
Ending Balance		11.8
Q3 2010-Q4 2010 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	7.6	0
Charges		9.9
Cash Payments	(7.3)	(2.4)
Currency translation	(0.1)	0.1
Ending Balance	0.2	7.6
Q3 2010-Q4 2010 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	1.1	0
Charges	(0.1)	1.2
Cash Payments	(1.0)	(0.1)
Ending Balance	0	1.1
Q3 2010-Q4 2010 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance		0
Charges		1.4
Non-cash Settlement		(1.4)
Ending Balance		0
2011 [Member] | Severance and related costs [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	37.4
Cash Payments	(24.4)
Currency translation	(0.3)
Ending Balance	12.7
2011 [Member] | Lease cancellation costs [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	2.9
Cash Payments	(1.1)
Ending Balance	1.8
2011 [Member] | Asset impairment [Member]
Cost Reduction Actions
Beginning Balance	0
Charges	7.0
Non-cash Settlement	(7.0)
Ending Balance	$ 0